MINERAL PROPERTIES	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
MINERAL PROPERTIES

6           MINERAL PROPERTIES

The Company incurred exploration expenses as follows in the year ended February 28, 2011:

	Sahuayacan	Cieneguita	Encino Gordo	New Projects	Total

Drilling and sampling	$67,063	$-	$-	$-	$67,063
Geological, geochemical, geophysics	148,191	-	5,413	1,277	154,881
Land use permits	10,360	14,775	3,712	-	28,847
Automotive	-	54	-	-	54
Travel	2,429	9,880	6,131	-	18,440
Consulting	7,501	62,107	13,159	-	82,767
Equipment	1,006	4,327	2,152	-	7,485
General	8,162	22,898	9,818	-	40,878
	$244,712	$114,041	$40,385	$1,277	$400,415

The Company incurred exploration expenses as follows in the year ended February 28, 2010:

	Sahuayacan	Cieneguita	Encino Gordo	New Projects	Total

Drilling and sampling	$119,004	$69,339	$-	$-	$188,343
Geological, geochemical, geophysics	161,015	119,837	-	1,026	281,878
Land use permits	5,174	131,825	4,077	-	141,076
Travel	12,747	18,855	-	-	31,602
Consulting	43,097	132,768	-	-	175,865
Equipment	4,362	5,541	-	-	9,903
General	37,598	71,424	154	-	109,176
	$382,997	$549,589	$4,231	$1,026	$937,843

Since May 2004, the Company has held interests in gold exploration properties in Mexico.

In August 2005, the Company formed its wholly owned subsidiary, Sunburst de Mexico, which allowed the Company to take title to the properties in the name of Sunburst de Mexico. On August 25, 2005, the Company entered into property agreements with MRT, which provided Sunburst de Mexico options to purchase the mineral concessions of the Cieneguita and Guazapares properties and the right of refusal on three Encino Gordo properties. The Company also entered into an exploration and sale agreement, in October 2006, with Minera Emilio S.A. de C.V. for the mineral concessions of the Sahuayacan property.

In August 2005, the parties also entered into an operator’s agreement, that gave MRT the sole and exclusive right and authority to manage the Cieneguita property, and a share option agreement which granted MRT the exclusive option to acquire up to 100% of all outstanding shares of Sunburst de Mexico if the Company did not comply with the terms of the property agreements. The operator ‘ s agreement and share option agreement were subsequently cancelled when the Company and Sunburst de Mexico entered into a new contract with MRT as described below under “Encino Gordo”.

In February 2009, the Company entered into a development agreement with MRT, which was amended in December 2009. Pursuant to the terms of the development agreement, as amended, MRT agreed to invest up to $8,000,000 to put the first phase of the Cieneguita project into production and to complete a feasibility study. The first phase of production is limited to the mining of the mineralized material that is available from the surface to a depth of 15 meters (“First Phase Production”). In exchange, the Company assigned MRT an interest to 74% of the net cash flows from First Phase Production and MRT will earn a 54% ownership interest by spending up to $4,000,000 to take the Cieneguita project through the feasibility stage.

The material provisions of the property agreements are as follows:

CIENEGUITA

MRT assigned to Sunburst de Mexico, with the permission of the Cieneguita property’s owner, Corporativo Minero, S.A. de C.V. (“Corporativo Minero”), all of MRT ‘ s rights and obligations acquired under a previous agreement (the Cieneguita option agreement), including the exclusive option to acquire the Cieneguita property for a price of $2,000,000. Prior to assigning the Cieneguita property to the Company, MRT had paid $350,000 to Corporativo Minero. As the Cieneguita property was not in production by May 6, 2006, Sunburst de Mexico was required to pay $120,000 to Corporativo Minero to extend the contract. Corporativo Minero agreed to reduce the obligation to $60,000, of which $10,000 was paid in April 2006 and the balance paid on May 6, 2006. The Company made this payment to Corporativo Minero and the contract was extended.

The Company has the obligation to pay a further $120,000 per year for the next 13 years and the balance of the payments in the 14 th year, until the total amount of $2,000,000 is paid. The Company renegotiated the payment due May 6, 2007, to $60,000 payable on November 6, 2007, which was paid, and the balance of $60,000 was paid on December 20, 2007. The Company paid $60,000 on May 12, 2008, of the $120,000 due on May 6, 2008, and the balance was paid in June 2008. The Company paid $30,000 each for a total of $120,000 on May 22, 2009, June 26, 2009, September 4, 2009 and November 20, 2009. In 2010 the Cieneguita project was put into production under the development agreement as described above and the payment terms were changed based on the following formula:

“If the Cieneguita property is put into production, the Company must pay the Cieneguita owners $20 per ounce of gold produced from the Cieneguita property to the total of $2,000,000 due. In the event that the price of gold is above $400 per ounce, the property payments payable to the Cieneguita owners from production will be increased by $0.10 for each dollar increment over $400 per ounce. The total payment of $2,000,000 does not change with fluctuations in the price of gold. Non-payment of any portion of the $2,000,000 total payment will constitute a default. In such case, the Cieneguita owners will retain ownership of the concessions, but the Company will not incur any additional default penalty.”

Based on production at Cieneguita, the Company paid $120,000 during the fiscal year ended February 28, 2011 to the Cieneguita owners. As of February 28, 2011, Corporativo Minero has been paid a total of $950,000 for the Cieneguita property. The Company is not in default on its payments for the Cieneguita property.

On February 12, 2009, the Company entered into a definitive agreement for development of the Cieneguita project with MRT. The definitive agreement covered project financing of up to $9,000,000. The major points of the agreement were as follows:

(i)           MRT and/or its investors will subscribe for $1,000,000 of a secured convertible debenture at 8% interest (payable in stock or cash). The debenture was convertible into units at $0.60 per unit. Each unit comprised two common shares and one warrant. Each warrant is exercisable at $0.50 per share for a period of three years. The placement will be used for continued exploration of the Company ‘ s properties and general working capital.

(ii)           MRT is to provide the necessary working capital to begin and maintain mining operations estimated to be $3,000,000 used for the purpose of putting the Cieneguita property into production. MRT will spend 100% of the money to earn 75% of the net cash flow from production. The agreement will limit the mining to the mineralized material that is available from surface to a depth of 15 meters or approximately 10% of the mineralized material found to date.

(iii)           MRT will spend up to $5,000,000 to take the Cieneguita property through the feasibility stage. In doing so, MRT will earn a 60% interest in Panam ‘ s rights to the property. After the expenditure of the $5,000,000 all costs will be shared on a ratio of 60% to MRT and 40% to Panam. If the Company elects not to pay its portion of costs after the $5,000,000 has been spent, the Company ‘ s position shall revert to a 25% carried interest on the property.

To generate funding for the Company’s continued operations, the Company issued $1,500,000 of convertible debentures in March 2009, of which an aggregate of $880,000 was issued to Mario Ayub, a director of the Company, and to his affiliated entity, MRT. Pursuant to the terms of the convertible debentures, the holders irrevocably converted the debentures into a 10% ownership interest in the Cieneguita project and a 10% interest in the net cash flow from First Phase Production.

In December 2009, Mario Ayub and MRT agreed to resell an aggregate 4% ownership interest in the Cieneguita project back to the Company, along with 4% of the net cash flow from First Phase Production, in return for $550,000. In a private transaction not involving the Company, the other holders contributed their remaining 6% ownership interest in the Cieneguita project to a newly formed entity, Marje Minerals SA (“Marje Minerals”).

The Company amended the development agreement and its agreements with the debenture holders in December 2009. According to the amended development agreement, the ownership interest in the Cieneguita project and the net cash flows from the First Phase Production are held by the Company, MRT and Marje Minerals as follows:

Holder	Ownership Percentage	Net Cash Flow Interest From First Phase Production	Net Cash Flow Interest Following First Phase Production
MRT	54%(1)	74%	54%(1)
Marje Minerals	6%	6%	6%
Panam	40%	20%	40%

(1) To be earned by MRT by spending $4,000,000 to take the Cieneguita project through the feasibility stage.

Any additional costs for the First Phase Production and the feasibility study for the Cieneguita project, after MRT invests $8,000,000, will be shared by the Company, MRT and Marje Minerals on a pro-rata basis based on their respective ownership percentages in the Cieneguita project.

The major terms of the amended development agreement with MRT and Marje Minerals are as follows:

(i)           MRT purchased $1,000,000 of secured convertible debentures at 8% interest (payable in stock or cash). The proceeds from this investment were used for continued exploration and development of the Cieneguita project and general working capital. On November 5, 2009, MRT exercised its conversion rights on the debenture and MRT was issued 3,333,333 common shares and a warrant to purchase 1,666,667 shares of common stock at an exercise price of $0.50 per share.

(ii)           MRT agreed to provide the necessary working capital to begin and maintain mining operations, estimated to be $3,000,000, to put the first phase of the Cieneguita project into production. In exchange for these funds, the Company assigned MRT an interest to 74% of the net cash flow from First Phase Production. The agreement limits the mining during First Phase Production to the mineralized material that is available from the surface to a depth of 15 meters.

(iii)           MRT committed to spend up to $4,000,000 to take the Cieneguita project through the feasibility stage. In doing so, the Company assigned MRT a 54% interest in its rights to the Cieneguita project. After the expenditure of the $4,000,000, all costs will be shared on a pro rata ownership basis (i.e. 54% to MRT, 40% to the Company and 6% to Marje Minerals). If any party cannot pay its portion of the costs after the $4,000,000 has been spent, then their ownership position in the Cieneguita project will be reduced by 1% for every $100,000 invested by the other owners. The Company ‘ s ownership interest in the Cieneguita project, however, cannot be reduced below 25%. In addition, the Company has the right to cover Marje Minerals ‘ pro rata portion of costs if they cannot pay their portion of the costs. In return, the Company will receive 1% of Marje Minerals ‘ ownership position in the Cieneguita project for every $100,000 the Company invests on their behalf.

(iv)           The MRT agreement was contingent on the Company repaying its debenture to Paramount. In March 2009, the Company repaid $1,000,000, or approximately two-thirds of the debt, and Paramount released a security interest it had on the Cieneguita project. In October 2009, the Company repaid the remaining amount of the debt and Paramount released its security interests on the Sahuayacan, Guazapares and Encino Gordo properties.

ENCINO GORDO

On December 8, 2005, the Company and Sunburst de Mexico entered into a “New Agreement” with MRT to exercise their option under the sale and purchase of the mining concessions agreement, dated August 18, 2005, to obtain two mining concessions in the Encino Gordo region. The New Agreement also provided the Company the option to obtain three additional concessions in the Encino Gordo region.

The following are additional material terms of the New Agreement:

(a)        The share option agreement with MRT was cancelled;

(b)        The Company granted MRT the option to buy all of the outstanding shares of Sunburst de Mexico for $100 if the Company failed to transfer $1,500,000 to Sunburst de Mexico by April 30, 2006. On April 6, 2006, MRT agreed to waive its option to purchase the shares of Sunburst de Mexico and also waived the Company ‘ s obligation to transfer $1,500,000 to Sunburst de Mexico. The property agreements were modified to change the net smelter return (“NSR”) to a maximum of 2.5% for all properties covered by the agreements. The property agreements contained NSRs ranging from 0.5% to 7%;

(c)        The Company agreed to issue 2,000,000 shares of the Company’s common stock to MRT within four months of the date of signing of the New Agreement. These shares were issued to MRT and its assignee at the market value of $1.05 per share on February 23, 2006, and $2,100,000 was charged to operations for the year ended February 28, 2006. This issuance fulfilled the Company ‘ s payment obligations under the previous property agreements;

(d)        The Company agreed to issue 1,000,000 additional shares of the Company’s common stock to MRT if and when the Cieneguita Property is put into production and reaches 85% of production capacity over a 90-day period, as defined in the New Agreement; and

(e)        The operator’s agreement with MRT was cancelled.

Sunburst de Mexico purchased two of the Encino Gordo concessions from MRT for a price of 1,000 pesos (approximately US$100), and MRT assigned to Sunburst de Mexico a first right of refusal to acquire three additional Encino Gordo concessions. The total payments to acquire 100% of these three additional concessions were as follows:  $10,000 on June 30, 2006 (paid); $25,000 on December 31, 2006 (paid), $50,000 on December 31, 2007 ($20,000 of this payment was made on January 3, 2008 and the balance was paid on February 29, 2008) and $75,000 on December 31, 2008 (the payment was not made and the Company was in default). In August 2009, the Company decided to surrender the Encino Gordo 2 mining concession eliminating any future concession payments on these properties.

SAHUAYACAN

In May 2010, the Company management decided to drop the Sahuayacan properties due to lack of economic thicknesses and grades of gold mineralization encountered in the drilling program eliminating any future concession payments on these properties.

CERRO DELTA

In February 2011, the Company management entered into an agreement with Compania Minera Alto Rio Salado S.A., a private Argentine entity, for the acquisition of the 15,000 hectare Cerro Delta project in northwest La Rioja Province, Argentina. Under the terms of the agreement, the Company must pay $150,000 upon signing, and $200,000 on the first anniversary, $500,000 on the second anniversary, $750,000 on the third anniversary, $1.2 million on the fourth anniversary, and $2.2 million on the fifth anniversary of the signing, with a final option payment of $5 million to purchase a 100% interest in the Project payable on the sixth anniversary of the signing. The vendor will retain a 1% NSR. (Note 17)